FINANCIAL RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Foreign Currency Strength Percentage	10.00%
Foreign Currency Weakness Percentage	10.00%